NET LOSS PER SHARE - Antidilutive securities excluded from computation of earnings per share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded	20,520,000	16,684,000	47,376	24,293
Common Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded	19,378,000	12,964,000	19,553	18,072
Unvested restricted stock units outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded	918,000		683
Unvested restricted stock awards outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded	224,000	3,142,000	279	5,587
Common Stock warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded		578,000	25,010	634
Unvested Trine Founder Shares, held in escrow
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded			1,851